United States
                                        Securities and Exchange Commission
                                              Washington, DC 20549

                                              Form 13F
                                              From 13F Cover Page

Report for the Calendar Year or Quarter Ended:6/30/2007

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairf 5/13/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     32

Form 13F Information Table Value Total: 306,034(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

                                              FORM 13F INFORMATION TABLE

                                                        VALUE  SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                  CLASS   CUSIP  (X$1000) PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
MARRIOTT INTL INC NEW                     C   57190320 $5,806      134280SH           SOLE                                134280
STARWOOD HOTELS&RESORTS WRLD              C   85590A401$7,298      108815SH           SOLE                                108815
KILROY RLTY CORP                          C   49427F10   $67          950SH           SOLE                                   950
AMB PPTY CORP                             C   00163T10 $9,330      175310SH           SOLE                                175310
AMERICAN CAMPUS CMNTYS INC                C   248535100  $35         1240SH           SOLE                                  1240
ARCHSTONE-SMITH TR                        C   39583109 $20,099     340025SH           SOLE                                340025
AVALONBAY CMNTYS INC                      C   5348410  $18,552     156055SH           SOLE                                156055
BOSTON PPTYS INC                          C   10112110 $18,971     185752SH           SOLE                                185752
BRE PPTYS INC                             C   5.56E+13 $8,486      143120SH           SOLE                                143120
CAMDEN PPTY TR                            C   13313110 $4,973       74255SH           SOLE                                 74255
DEVELOPERS DIVERSIFIED RLTY               C   25159110 $6,831      129600SH           SOLE                                129600
EQUITY LIFESTYLE PPTYS INC                C   29472R10 $10,140     194286SH           SOLE                                194286
EQUITY RESIDENTIAL                        C   29476L10 $6,928      151825SH           SOLE                                151825
ESSEX PPTY TR                             C   29717810 $3,883       33385SH           SOLE                                 33385
FEDERAL RLTY INVT TR                      C   31374720 $9,832      127265SH           SOLE                                127265
FOREST CITY ENTERPRISES INC               C   34555010 $2,965       48230SH           SOLE                                 48230
HOST MARRIOTT CORP NEW                    C   44107P10 $17,307     748575SH           SOLE                                748575
KILROY RLTY CORP                          C   49427F10 $3,138       44290SH           SOLE                                 44290
LASALLE HOTEL PPTYS                       C   51794210 $4,088       94160SH           SOLE                                 94160
MACERICH CO                               C   55438210 $8,420      102155SH           SOLE                                102155
PROLOGIS TR                               C   74341010 $18,492     324993SH           SOLE                                324993
PS BUSINESS PKS INC CALIF                 C   69360J10 $4,021       63450SH           SOLE                                 63450
PUBLIC STORAGE INC                        C   74460D10 $16,687     217220SH           SOLE                                217220
REGENCY CTRS CORP                         C   75884910 $11,716     166183SH           SOLE                                166183
SIMON PPTY GROUP INC NEW                  C   82880610 $19,664     211351SH           SOLE                                211351
SL GREEN RLTY CORP                        C   78440X10 $17,839     143990SH           SOLE                                143990
TAUBMAN CTRS INC                          C   87666410 $11,328     228350SH           SOLE                                228350
VORNADO RLTY TR                           C   92904210 $21,887     199265SH           SOLE                                199265
BROOKFIELD PPTYS CORP                     C   11290010 $5,420      222955SH           SOLE                                222955
DEVELOPERS DIVERSIFIED RLTY               C   25159110   $66         1250SH           SOLE                                  1250
GENERAL GROWTH PPTYS INC                  C   37002110 $8,794      166090SH           SOLE                                166090
MAGUIRE PPTYS INC                         C   55977510 $2,971       86540SH           SOLE                                 86540




</SEC-DOCUMENT>